Condensed Consolidated Statements of Comprehensive Loss (Q2) (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
REVENUES	$ 83,301	$ 316,976	$ 231,893	$ 494,939	$ 1,028,730	$ 1,850,060
COST OF REVENUES	26,347	185,881	115,224	279,734	538,923	693,664
GROSS MARGIN	56,954	131,095	116,669	215,205	489,807	1,156,396
OPERATING EXPENSES
Research and development	264,907	307,273	551,661	567,922	1,181,892	981,654
Selling and marketing	433,151	407,477	1,041,001	565,559	1,590,957	521,413
General and administrative	2,566,793	1,426,405	4,474,710	2,943,860	6,440,093	6,811,255
Depreciation	64,766	9,455	117,789	17,812
TOTAL OPERATING EXPENSES	3,329,617	2,150,610	6,185,161	4,095,153	9,284,155	8,336,654
OPERATING LOSS	(3,272,663)	(2,019,515)	(6,068,492)	(3,879,948)	(8,794,348)	(7,180,258)
OTHER INCOME (EXPENSE)
Gain on warrant valuation adjustment	0	195,310	0	227,669	227,669	55,376
Interest expense	(168,941)	(790,178)	(187,673)	(938,439)	(1,147,986)	(3,708,562)
Interest expense, related party	(187,172)	(112,984)	(369,736)	(332,671)	(688,195)	(787,586)
Loss on foreign currency exchange	(4,244)	(7,064)	(8,267)	(8,359)	(26,979)	(20,316)
TOTAL OTHER INCOME (EXPENSE), NET	(360,357)	(714,916)	(565,676)	(1,051,800)	(1,635,491)	(4,451,136)
NET LOSS	(3,633,020)	(2,734,431)	(6,634,168)	(4,931,748)	(10,429,839)	(11,631,394)
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustments	(6,551)	1,489	(1,923)	(909)	19,844	(19,085)
TOTAL COMPREHENSIVE LOSS	$ (3,639,571)	$ (2,732,942)	$ (6,636,091)	$ (4,932,657)	$ (10,409,995)	$ (11,650,479)
LOSS PER SHARE:
Net loss - basic and diluted	$ (0.01)	$ (0.02)	$ (0.02)	$ (0.03)	$ (0.05)	$ (0.08)
Weighted average shares outstanding - basic and diluted	299,497,960	174,730,747	297,856,870	165,921,811	203,588,106	149,537,777
Product
REVENUES	$ 69,341	$ 220,667	$ 143,900	$ 285,232	$ 645,169	$ 949,601
COST OF REVENUES	24,825	178,458	103,740	243,570	454,862	525,216
License Fees
REVENUES	0	66,808	10,000	173,058	315,557	819,696
COST OF REVENUES					0
Other
REVENUES	13,960	29,501	77,993	36,649	68,004	80,763
COST OF REVENUES	$ 1,522	$ 7,423	$ 11,484	$ 36,164	$ 84,061	$ 168,448